UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07529
Investment Company Act File Number
Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
May 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Asian Small Companies Portfolio
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value
China — 15.7%
Containers & Packaging — 2.7%
AMVIG Holdings, Ltd.	4,964,000	$3,575,803

		$3,575,803

Electronic Equipment, Instruments & Components — 2.0%
China High Precision Automation Group, Ltd.	3,478,000	$2,685,575

		$2,685,575

Food Products — 3.9%
China Minzhong Food Corp., Ltd.(1)	2,352,000	$3,071,033
Sino Grandness Food Industry Group, Ltd.	5,719,000	2,203,022

		$5,274,055

Household Products — 6.3%
Vinda International Holdings, Ltd.	2,485,000	$2,944,566
Youyuan International Holdings, Ltd.(1)	10,055,000	5,406,995

		$8,351,561

Machinery — 0.8%
China Automation Group, Ltd.	1,603,000	$1,132,216

		$1,132,216

Total China (identified cost $16,168,646)		$21,019,210

Hong Kong — 4.9%
Consumer Finance — 1.1%
Public Financial Holdings, Ltd.	2,378,000	$1,472,244

		$1,472,244

Diversified Financial Services — 1.5%
First Pacific Co., Ltd.	2,342,000	$2,019,780

		$2,019,780

Personal Products — 2.3%
Biostime International Holdings, Ltd.(1)	1,495,500	$3,074,611

		$3,074,611

Textiles, Apparel & Luxury Goods — 0.0%
Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0

		$0

Total Hong Kong (identified cost $9,621,905)		$6,566,635

India — 10.2%
Commercial Banks — 3.1%
Allahabad Bank, Ltd.	959,134	$4,193,129

		$4,193,129

Diversified Consumer Services — 2.2%
Everonn Education, Ltd.	229,651	$2,911,360

		$2,911,360

Security	Shares	Value
Household Products — 1.7%
Jyothy Laboratories, Ltd.	508,533	$2,331,270

		$2,331,270

IT Services — 1.5%
Infinite Computer Solutions (India), Ltd.	600,184	$1,943,859

		$1,943,859

Pharmaceuticals — 1.7%
Aurobindo Pharma, Ltd.	569,300	$2,245,241

		$2,245,241

Total India (identified cost $15,656,599)		$13,624,859

Indonesia — 7.8%
Commercial Banks — 3.0%
Bank Bukopin Tbk PT(1)	47,140,500	$4,086,053

		$4,086,053

Consumer Finance — 2.8%
Clipan Finance Indonesia Tbk PT	46,336,000	$3,690,621

		$3,690,621

Food Products — 2.0%
Consciencefood Holding, Ltd.(1)	13,844,000	$2,693,898

		$2,693,898

Total Indonesia (identified cost $8,749,603)		$10,470,572

Malaysia — 11.8%
Automobiles — 1.6%
DRB-HICOM Bhd	2,890,200	$2,151,196

		$2,151,196

Chemicals — 0.5%
HIL Industries Bhd	3,836,500	$662,117

		$662,117

Construction & Engineering — 3.6%
Mudajaya Group Bhd	3,016,700	$4,694,257
Muhibbah Engineering (M) Bhd	156,000	87,996

		$4,782,253

Energy Equipment & Services — 0.3%
Scomi Marine Bhd(1)	2,404,600	$423,404

		$423,404

Health Care Equipment & Supplies — 3.0%
Supermax Corp. Bhd	3,275,500	$4,026,196

		$4,026,196

Multiline Retail — 1.0%
Aeon Co. (M) Bhd	622,200	$1,322,730

		$1,322,730

Real Estate Management & Development — 0.8%
Selangor Properties Bhd	844,300	$1,088,153

		$1,088,153

Security	Shares	Value
Specialty Retail — 1.0%
Padini Holdings Bhd	3,419,200	$1,249,334

		$1,249,334

Total Malaysia (identified cost $16,272,257)		$15,705,383

Singapore — 8.7%
Construction & Engineering — 3.3%
PEC, Ltd.	5,105,000	$4,389,038

		$4,389,038

Energy Equipment & Services — 1.6%
Ezion Holdings, Ltd.	3,946,000	$2,160,255

		$2,160,255

Industrial Conglomerates — 1.2%
Gallant Venture, Ltd.(1)	5,124,000	$1,600,532

		$1,600,532

Real Estate Investment Trusts (REITs) — 2.6%
CDL Hospitality Trusts	2,012,000	$3,393,589

		$3,393,589

Total Singapore (identified cost $9,247,678)		$11,543,414

South Korea — 9.3%
Commercial Banks — 2.3%
BS Financial Group, Inc.(1)	215,880	$3,120,723

		$3,120,723

Commercial Services & Supplies — 1.3%
KEPCO Plant Service & Engineering Co., Ltd.	55,180	$1,734,076

		$1,734,076

Internet & Catalog Retail — 3.3%
CJ O Shopping Co., Ltd.	18,491	$4,348,769

		$4,348,769

Machinery — 1.5%
Doosan Engine Co., Ltd.(1)	114,950	$2,013,209

		$2,013,209

Semiconductors & Semiconductor Equipment — 0.9%
MELFAS, Inc.	29,882	$1,136,217

		$1,136,217

Total South Korea (identified cost $11,735,114)		$12,352,994

Taiwan — 17.0%
Computers & Peripherals — 2.0%
Pegatron Corp.(1)	2,516,000	$2,716,540

		$2,716,540

Machinery — 4.6%
AirTAC International Group(1)	405,000	$3,802,506
Sinmag Bakery Machine Corp.	607,000	2,294,753

		$6,097,259

Semiconductors & Semiconductor Equipment — 8.5%
Chipbond Technology Corp.(1)	882,000	$1,553,297
Novatek Microelectronics Corp.	589,000	2,019,792

Security	Shares	Value
Radiant Opto-Electronics Corp.	997,000	$3,767,612
Siliconware Precision Industries Co., Ltd.	2,989,000	4,015,626

		$11,356,327

Wireless Telecommunication Services — 1.9%
Far EasTone Telecommunications Co., Ltd.	1,620,000	$2,517,741

		$2,517,741

Total Taiwan (identified cost $18,538,270)		$22,687,867

Thailand — 9.1%
Food & Staples Retailing — 1.7%
Big C Supercenter PCL(3)	757,800	$2,226,020

		$2,226,020

Insurance — 5.1%
Bangkok Life Assurance PCL(3)	144,400	$228,782
Bangkok Life Assurance PCL NVDR	4,174,900	6,614,543

		$6,843,325

Real Estate Investment Trusts (REITs) — 2.3%
CPN Retail Growth Leasehold Property Fund	7,391,600	$3,122,524

		$3,122,524

Total Thailand (identified cost $7,784,119)		$12,191,869

Total Common Stocks — 94.5% (identified cost $113,774,191)		$126,162,803

Short-Term Investments — 2.2%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/11	$2,962	$2,962,280

Total Short-Term Investments (identified cost $2,962,280)		$2,962,280

Total Investments — 96.7% (identified cost $116,736,471)		$129,125,083

Other Assets, Less Liabilities — 3.3%		$4,410,637

Net Assets — 100.0%		$133,535,720

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

The Portfolio did not have any open financial instruments at May 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$120,893,439

Gross unrealized appreciation	$16,352,984
Gross unrealized depreciation	(8,121,340)

Net unrealized appreciation	$8,231,644

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
China	$—	$21,019,210		$—	$21,019,210
Hong Kong	—	6,566,635		0	6,566,635
India	5,242,630	8,382,229		—	13,624,859
Indonesia	—	10,470,572		—	10,470,572
Malaysia	3,660,217	12,045,166		—	15,705,383
Singapore	—	11,543,414		—	11,543,414
South Korea	5,133,932	7,219,062		—	12,352,994
Taiwan	—	22,687,867		—	22,687,867
Thailand	5,577,326	6,614,543		—	12,191,869

Total Common Stocks	$19,614,105	$106,548,698	*	$0	$126,162,803

Short-Term Investments	$—	$2,962,280		$—	$2,962,280

Total Investments	$19,614,105	$109,510,978		$0	$129,125,083

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended May 31, 2011 to require a reconciliation of Level 3 investments. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	July 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	July 25, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 25, 2011